Employee Benefit Plans (Expected Benefit Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	$ 4,590
2014	5,446
2015	5,053
2016	5,923
2017	8,662
2018 through 2022	50,959
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	659
2014	663
2015	710
2016	673
2017	726
2018 through 2022	$ 4,369